Background	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Background
Background
Background
The Hertz Corporation together with its subsidiaries, including Dollar Thrifty Automotive Group, Inc., or "Dollar Thrifty," are referred to herein as ‘‘we,’’ ‘‘our’’ and ‘‘us.’’ The Hertz Corporation is referred to herein as ‘‘Hertz,’’ 100% of Hertz outstanding capital stock is owned by Hertz Investors, Inc., and 100% of Hertz Investors, Inc.'s capital stock is owned by Hertz Holdings.
We operate our car rental business through the Hertz, Dollar and Thrifty brands from corporate, licensee and franchisee locations in North America, Europe, Latin America, Asia, Australia, Africa, the Middle East and New Zealand and our equipment rental business our equipment rental business segment, we rent equipment through in the United States, Canada, France, Spain, China and Saudi Arabia, as well as through our international licensees. We and our predecessors have been in the car rental business since 1918 and in the equipment rental business since 1965. We also own Donlen Corporation, or "Donlen," based in Northbrook, Illinois, which is a leader in providing fleet leasing and management services.
On November 19, 2012, Hertz completed the acquisition of Dollar Thrifty, a car rental business. On December 12, 2012, Hertz completed the sale of Simply Wheelz LLC, a wholly owned subsidiary of Hertz that operated our Advantage Rent A Car business. See Note 5—Business Combinations and Divestitures.
In May 2013, we announced plans to relocate our worldwide headquarters to Estero, Florida from Park Ridge, New Jersey over a two-year period.

Background
The Hertz Corporation together with its subsidiaries are referred to herein as “we,” “our” and “us.” The Hertz Corporation is referred to herein as “Hertz,” 100% of Hertz outstanding capital stock is owned by Hertz Investors, Inc. (previously CCMG Corporation), and 100% of Hertz Investors, Inc.'s capital stock is owned by Hertz Holdings (previously known as CCMG Holdings, Inc.).
We are a successor to corporations that have been engaged in the car and truck rental and leasing business since 1918 and the equipment rental business since 1965. Hertz was incorporated in Delaware in 1967. Ford Motor Company acquired an ownership interest in Hertz in 1987. Prior to this, Hertz was a subsidiary of United Continental Holdings, Inc. (formerly Allegis Corporation), which acquired our outstanding capital stock from RCA Corporation in 1985.
On December 21, 2005, investment funds associated with or designated by:

•	Clayton, Dubilier & Rice, Inc., which was succeeded by Clayton, Dubilier & Rice, LLC, or “CD&R,”

•	The Carlyle Group, or “Carlyle,” and

•	Merrill Lynch & Co., Inc., or "Merrill Lynch,"
or collectively the “Sponsors,” acquired all of our common stock from Ford Holdings LLC. We refer to the acquisition of all of our common stock by the Sponsors as the “Acquisition.”
In January 2009, Bank of America Corporation, or “Bank of America,” acquired Merrill Lynch. Accordingly, Bank of America is now an indirect beneficial owner of Hertz Holdings' common stock held by Merrill Lynch and certain other investment funds and affiliates of Merrill Lynch.
On September 1, 2011, Hertz completed the acquisition of Donlen Corporation, or "Donlen," a leading provider of fleet leasing and management services. See Note 4—Business Combinations and Divestitures.
In December 2011, Hertz purchased the noncontrolling interest of Navigation Solutions, L.L.C., thereby increasing its ownership interest from 65% to 100%.
On November 19, 2012, Hertz completed the acquisition of Dollar Thrifty Automotive Group, Inc., or "Dollar Thrifty," a car and truck rental and leasing business. See Note 4—Business Combinations and Divestitures.
On December 12, 2012, Hertz completed the sale of Simply Wheelz LLC, a wholly owned subsidiary of Hertz that operated our Advantage Rent A Car business. See Note 4—Business Combinations and Divestitures.
In December 2012, the Sponsors sold 50,000,000 shares of their Hertz Holdings common stock to J.P. Morgan as the sole underwriter in the registered public offering of those shares.
As a result of Hertz Holdings' initial public offering in November 2006 and subsequent offerings in June 2007, May 2009, June 2009, March 2011 and December 2012, the Sponsors reduced their holdings to approximately 26% of the outstanding shares of common stock of Hertz Holdings.